9 - Convertible Notes Payable - Non-Current	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
9 -       Convertible Notes Payable - Non-Current

In October 2011, the Company received $250,000 in cash for a convertible promissory note payable.  This note provides for interest payments of 1%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the note until maturity which is October 18, 2014.  The principal portion of the note can be converted into common stock at any time during the term of the note at the rate of $.25 per share at the option of the lender.  The note can be extended by mutual consent of the lender and the Company.  In addition, the Company shall pay to the lender a royalty of 4% on all sales of a pain relief orally disintegrating rapidly dissolving 80mg and 160mg tablets from January 1, 2012 on until/unless the product line of these rapidly dissolving tablets are sold to a third party.  Interest expense associated with this notes for the year ended December 31, 2011, was $5,834.  The effective interest rates on the notes issued in 2011 and 2010 were 31% and 28%, respectively. In March 2012, the holders of this note converted this note into common stock see Note 16 below.